Staff costs and Directors' emoluments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Employee	Dec. 31, 2016 USD ($) Employee	Dec. 31, 2015 USD ($) Employee
Disclosure of information about employees and directors [Line Items]
Total number of employees | Employee	6,658	6,587	7,311
Total cost incurred for employees	$ 645	$ 594	$ 628
Managed Hotels [member]
Disclosure of information about employees and directors [Line Items]
Total number of employees	22,577	22,002	20,452
Total cost incurred for employees	$ 1,056	$ 1,002	$ 936
Employees whose costs are borne by IHG [member]
Disclosure of information about employees and directors [Line Items]
Percentage of full time employees	91.00%
Percentage of part time employees	9.00%